UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10415
                                                     ---------

                     Lazard Alternative Strategies Fund, LLC
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               (Exact name of registrant as specified in charter)

                              30 Rockefeller Plaza
                               New York, NY 10112
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               (Address of principal executive offices) (Zip code)

                                 Mr. Brian Simon
                              30 Rockefeller Plaza
                               New York, NY 10112
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-632-1584
                                                            ------------

                        Date of fiscal year end: March 31
                                                 --------

                   Date of reporting period: December 31, 2008
                                             -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2008 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------

                                                                                  PERCENTAGE
                                                                                      OF
                                                                                   MEMBERS'
                                                               COST                CAPITAL                 FAIR VALUE
                                                            -----------           ----------              ------------
INVESTMENTS IN PORTFOLIO FUNDS (78.13%) #

EVENT DRIVEN (17.56%)
Bennelong Global Special Opportunities Fund Limited         $ 3,900,000               3.09%               $  3,783,908
Farallon Capital Partners, L.P.                                       -               1.58%                  1,930,000
Litespeed Partners, L.P.                                      2,400,000               2.77%                  3,388,032
Paulson Advantage, L.P.                                       2,500,000               6.18%                  7,561,741
Restoration Partners LLC                                      3,900,000               3.31%                  4,043,514
Spinnaker Global Strategic Fund, LTD                                  -               0.63%                    768,772
                                                            -----------                                   ------------
                                                             12,700,000                                     21,475,967
                                                            -----------                                   ------------

LONG/SHORT (14.35%)
Bennelong Asia Pacific Multi-Strategy Equity Fund, L.P.       4,100,000               3.69%                  4,516,017
Defiance Asset Management Fund, L.P.                          4,700,000               3.23%                  3,948,587
Jetstream Global Fund, L.P.                                   2,200,000               4.62%                  5,648,857
Nile Master Fund Limited                                      4,000,000               2.81%                  3,437,794
                                                            -----------                                   ------------
                                                             15,000,000                                     17,551,255
                                                            -----------                                   ------------

RELATIVE VALUE (27.48%)
Blue Mountain Credit Alternatives Fund L.P.                   4,000,000               2.90%                  3,547,983
Brownstone Partners Catalyst Fund, LLC                        5,100,000               4.88%                  5,973,357
CRC Global Structured Credit Fund, LTD                        4,500,000               6.06%                  7,410,488
Ionic Capital LLC                                             5,500,000               5.67%                  6,932,303
MKM Longboat Multi-Strategy Fund, L.P.                          506,042               0.17%                    203,688
QFR Victoria Fund, LTD                                        4,250,000               5.66%                  6,923,311
WAF Fund, LP                                                  1,300,000               1.02%                  1,244,438
West Side Partners, L.P.                                      2,330,107               1.12%                  1,378,099
                                                            -----------                                   ------------
                                                             27,486,149                                     33,613,667
                                                            -----------                                   ------------



LAZARD ALTERNATIVE STRATEGIES FUND, LLC

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2008 (UNAUDITED) (CONTINUED)
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                                                                                  PERCENTAGE
                                                                                      OF
                                                                                   MEMBERS'
                                                               COST                CAPITAL                 FAIR VALUE
                                                            -----------           ----------              ------------
INVESTMENTS IN PORTFOLIO FUNDS (78.13%) # (CONCLUDED)

TACTICAL TRADING (18.74%)
Bear Stearns Structured Risk Partners Fund, L.P.            $ 2,725,346               0.99%               $  1,213,575
BlueMountain Equity Alternatives Fund L.P.                    4,500,000               4.07%                  4,973,766
Diamondback Partners, L.P.                                    5,000,000               5.26%                  6,436,407
GLC Diversified Fund Ltd.                                     1,200,000               0.94%                  1,146,499
Rubicon Global Partners, LP                                   3,700,000               3.75%                  4,589,400
The Blenheim Fund, L.P.                                       3,800,000               3.73%                  4,568,486
                                                            -----------                                   ------------
                                                             20,925,346                                     22,928,133
                                                            -----------                                   ------------


TOTAL INVESTMENTS IN PORTFOLIO FUNDS                         76,111,495                                     95,569,022

INVESTMENT IN MONEY MARKET FUNDS (0.19%)                        234,366                                        234,366
                                                            -----------                                   ------------

TOTAL INVESTMENTS                                           $76,345,861                                     95,803,388
                                                            ===========                                   ------------

OTHER ASSETS, LESS LIABILITIES (21.68%)                                                                     26,514,843
                                                                                                          ------------
MEMBERS' CAPITAL - NET ASSETS (100.00%)                                                                   $122,318,231
                                                                                                          ============




# Non-income producing securities

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2008 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

Effective January 1, 2008, the Company adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.

Investments measured and reported at fair value are classified and disclosed in one of the following categories:

Level I - Quoted prices are available in active markets for identical investments as of the reporting date. As required by SFAS 157, the Fund does not adjust the quoted price for these investments.

Level II - Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies.

Level III - Pricing inputs are unobservable for the investment and includes situations where there is little, if any, market activity for the investment.

The following tables summarize the valuation of the Company's investments under the SFAS 157 fair value hierarchy levels as of December 31, 2008:

ASSETS
----------------------------------------------------------------------------------------------------------------------------------
                                                LEVEL I               LEVEL II              LEVEL III               TOTAL
----------------------------------------------------------------------------------------------------------------------------------
Investments in Portfolio Funds           $               -       $               -     $      95,569,022     $       95,569,022
----------------------------------------------------------------------------------------------------------------------------------
Other Investments                        $               -       $         234,366     $               -     $          234,366
----------------------------------------------------------------------------------------------------------------------------------


The changes in investments measured at fair value for which the Company used Level III inputs to determine fair values are as follows:


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Balance, March 31, 2008                                          $  116,110,936
--------------------------------------------------------------------------------
Purchase (Sales), Net                                                (9,178,984)
--------------------------------------------------------------------------------
Realized and Unrealized Gain (Losses), Net                          (11,362,930)
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Balance, December 31, 2008                                           95,569,022
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Changes in Unrealized Gain (Losses) Related to
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Investments Held at December 31, 2008                                (7,926,912)
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

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Lazard Alternative Strategies Fund, LLC
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By (Signature and Title)*  /s/ Michael Rome
                         -------------------------------------------------------
                           Michael Rome, Chief Executive Officer
                           (principal executive officer)

Date                       February 24, 2009
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Michael Rome
                         -------------------------------------------------------
                           Michael Rome, Chief Executive Officer
                           (principal executive officer)

Date                       February 24, 2009
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By (Signature and Title)*  /s/ Jagatnarine Churaman
                         -------------------------------------------------------
                           Jagatnarine Churaman, Chief Financial Officer
                           (principal financial officer)

Date                       February 24, 2009
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* Print the name and title of each signing officer under his or her signature.